Nature of Operations, Basis of Presentation and Going Concern (Details Narative) - USD ($)				1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Mar. 22, 2017	Feb. 16, 2017	Jan. 10, 2017	Feb. 28, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017
Net loss					$ 11,568	$ 7,562	$ 36,468
Net cash in operating activities							80,500
Working capital deficit					57,298	5,250	57,298
Accumulated deficit					$ 44,030	$ 7,562	$ 44,030
Crescent Acquisition [Member]
Payment for consideration	$ 200,000
Equity ownership percentage	51.00%
Ownership equity percentage, description	All Crescent shall (1) own 100% of the issued and outstanding capital stock of Sage Interactive Sdn Bhd and 100% of the issued and outstanding capital stock of Sage Interactive MSC Sdn Bhd (collectively “Sage Interactive”); and (2) own 5% of the issued and outstanding capital stock of Celex Media Sdn Bhd (“Celex”).
Officer and Director [Member]
Number of common shares cancelled			19,500,000
Number of common shares issued		5,000,000	5,000,000	400